INCOME TAX MATTERS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Matters
Accounting net loss before tax	€ (43,415)	€ (67,047)	€ (14,769)
At Codere Online statutory income tax rate	7,381	11,398	3,692
Tax effect unrecognized tax losses and permanent differences	(19,486)	(17,705)	(5,395)
Utilisation of previously unrecognised tax losses		(1,000)
Effect of different rates in different jurisdictions	9,137	6,341	3,095
Adjustment of prior year taxes			118
Income tax benefit/(expense)	€ (2,968)	€ (966)	€ (1,510)
Effective tax rate	7.00%	1.00%	10.22%
Current tax expense	€ (3,029)	€ (966)	€ (1,510)
Deferred tax benefit/(expense)	61
Total income tax benefit/(expense)	€ (2,968)	€ (966)	€ (1,510)